Acquisitions and dispositions	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Business Combinations [Abstract]
Acquisitions and dispositions
ACQUISITIONS AND DISPOSITIONS
Empire City Acquisition
As discussed in Note 1, on January 29, 2019, the Company acquired the developed real property associated with Empire City from MGM for fair value consideration of approximately $634.4 million. The Company funded the acquisition of the developed real property from MGM through the assumption of approximately $246.0 million of indebtedness, which was repaid with borrowings under its senior secured credit facility, and the issuance of approximately 12.9 million Operating Partnership units to MGM. Empire City was added to the existing Master Lease between the Landlord and Tenant, as further discussed in Note 5.
The Empire City Transaction was accounted for as a transaction between entities under common control and, therefore, the Company recorded the Empire City real estate assets at the carryover value of $625.0 million from MGM with the difference between the purchase price and carrying value of assets, which was approximately $9.4 million, recorded as a reduction to additional paid-in-capital.
Northfield Acquisition and Northfield OpCo Transaction
On July 6, 2018 the TRS completed its acquisition of 100% of the membership interests of Northfield for a purchase price of approximately $1.1 billion. The Company recognized 100% of the assets and liabilities of Northfield at fair value at the date of the acquisition.
On April 1, 2019, the Company transferred Northfield OpCo to a subsidiary of MGM for fair value consideration of approximately $305.2 million consisting primarily of approximately 9.4 million Operating Partnership units that were ultimately redeemed by the Operating Partnership and the Company retained the real estate assets. The Company’s TRS that owned Northfield liquidated immediately prior to the transfer. Subsequently, MGM rebranded Northfield OpCo to MGM Northfield Park, which was then added to the existing Master Lease between the Landlord and Tenant. Refer to Note 5 for further discussion on the Master Lease.
The Northfield OpCo Transaction was accounted for as a transaction between entities under common control and, therefore, the Company had carried the Northfield OpCo operating assets and liabilities as held and used until the close of the transaction on April 1, 2019. As a transaction between entities under common control, the Company recorded the difference between the purchase price of $305.2 million and the carrying value of net assets transferred of $292.3 million to additional paid-in-capital.
The Company’s results for Northfield OpCo for the three and nine months ended September 30, 2018 and the nine months ended September 30, 2019 are reflected in discontinued operations on the consolidated statement of operations and the related assets and liabilities have been reclassified as assets held for sale and liabilities related to assets held for sale on the consolidated balance sheet on a retrospective basis. The retained MGM Northfield Park real estate assets have been retrospectively reclassified into real estate investments, net. The major classes of assets and liabilities of the Northfield OpCo presented as assets and liabilities related to assets held for sale as of December 31, 2018 were as follows:

December 31, 2018
(in thousands)
Assets held for sale
Property and equipment, used in operations, net	$20,391
Cash and cash equivalents	55,822
Tenant and other receivables, net	7,322
Prepaid expenses and other assets	3,024
Goodwill	17,915
Other intangible assets, net	251,214

Assets held for sale	$355,688

Liabilities related to assets held for sale
Due to MGM Resorts International and affiliates	$80
Accounts payable, accrued expenses and other liabilities	28,806
Deferred revenue	51

Liabilities related to assets held for sale	$28,937

The results of the Northfield OpCo discontinued operations are summarized as follows:

	Nine Months Ended September 30,	Three and Nine Months Ended September 30,
	2019 (1)	2018 (2)
Total revenues	$67,841	$65,562
Total expenses	(48,735)	(48,997)

Income from discontinued operations before income taxes	19,106	16,565
Provision for income taxes	(2,890)	(2,616)

Income from discontinued operations, net of tax	16,216	13,949
Less: Income attributable to noncontrolling interests — discontinued operations	(11,434)	(10,231)

Income from discontinued operations attributable to Class A shareholders	$4,782	$3,718

(1)	There was no income from discontinued operations for the three months ended September 30, 2019.
(2)	As Northfield was acquired on July 6, 2018, the results of the Northfield OpCo discontinued operations are the same for both the three and nine months ended September 30, 2018.

ACQUISITIONS AND DISPOSITIONS
Northfield Acquisition and Northfield OpCo Transaction.
As discussed in Note 1, on July 6, 2018 the TRS completed its acquisition of 100% of the membership interests of Northfield for a purchase price of approximately $1.1 billion. The Company funded the acquisition through a $200 million draw on the term loan A facility and a $655 million draw under the revolving credit facility, with the remainder of the purchase price paid with cash on hand. The acquisition will expand MGP’s real estate assets and diversify MGP’s geographic reach.
The Company recognized 100% of the assets and liabilities of Northfield at fair value at the date of the acquisition. Under the acquisition method, the fair value was allocated to the assets acquired and liabilities assumed in the transaction. The allocation of fair value for substantially all of the assets and liabilities is preliminary and may be adjusted up to one year after the acquisition. Specifically, as of December 31, 2018, the Company was finalizing valuation work related to the asset classes that comprise the property and equipment acquired.
The following table sets forth the preliminary purchase price allocation at July 6, 2018 (in thousands):

Fair value of assets acquired and liabilities:
Property and equipment used in operations	$792,807
Cash and cash equivalents	35,831
Racing and gaming licenses	228,000
Customer list	25,000
Goodwill	17,915
Other assets	9,598
Other liabilities	(38,786)

$1,070,365

As discussed above, the Company recognized the identifiable intangible assets at fair value. The estimated fair values of the intangible assets were preliminarily determined using methodologies under the income approach based on significant inputs that were not observable. The goodwill is primarily attributable to the synergies expected to arise after the acquisition.
Consolidated results.
For the period from July 6, 2018 through December 31, 2018, Northfield’s net revenue was $132.9 million and operating income and net income were both $33.0 million. These amounts are reflected in discontinued operations on the consolidated statement of operations on a retrospective basis as discussed further below.
Northfield OpCo Transaction.
As discussed in Note 1, on April 1, 2019, the Company’s TRS liquidated. Concurrently, a subsidiary of MGM acquired the operations of Northfield (“Northfield OpCo”) for consideration consisting primarily of Operating Partnership units that were ultimately redeemed by the Operating Partnership, and the Company retained the real estate assets. Subsequently, MGM rebranded Northfield’s operations as MGM Northfield Park, and the associated real estate assets were added to the existing Master Lease between the Landlord and Tenant. As a result, the annual rent payment will increase by $60 million, prorated for the remainder of the lease year. Consistent with the Master Lease terms, 90% of this rent will be fixed and contractually grow at 2.0% per year until 2022.
The Northfield OpCo Transaction was accounted for as a transaction between entities under common control and, therefore, the Company had carried the Northfield OpCo operating assets and liabilities as held and used until the close of the transaction on April 1, 2019. The Company’s results for Northfield OpCo for the year ended December 31, 2018 are reflected in discontinued operations on the consolidated statement of operations and the related assets and liabilities have been reclassified as assets held for sale and liabilities related to assets held for sale on the consolidated balance sheet on a retrospective basis. The retained real estate assets have been retrospectively reclassified into real estate investments, net. The major classes of assets and liabilities of the Northfield OpCo presented as assets and liabilities related to assets held for sale as of December 31, 2018 were as follows:

December 31, 2018 (In thousands)
Assets held for sale
Property and equipment, used in operations, net	$20,391
Cash and cash equivalents	55,822
Tenant and other receivables, net	7,322
Prepaid expenses and other assets	3,024
Goodwill	17,915
Other intangible assets, net	251,214

Assets held for sale	$355,688

Liabilities related to assets held for sale
Due to MGM Resorts International and affiliates	$80
Accounts payable, accrued expenses and other liabilities	28,806
Deferred revenue	51

Liabilities related to assets held for sale	$28,937
The results of the Northfield OpCo discontinued operations are summarized as follows:

Year Ended December 31, 2018
(In thousands)
Total revenues	$132,949
Total expenses	(97,330)

Income for discontinued operations before income taxes	35,619
Provision for income tax	(5,056)

Income from discontinued operations, net of tax	30,563
Less: Net income attributable to noncontrolling interests — discontinued operations	(22,417)

Net income from discontinued operations	$8,146

MGM National Harbor Transaction.
On October 5, 2017, MGP completed the purchase of the long-term leasehold interest and real property improvements associated with MGM National Harbor casino resort (“MGM National Harbor”) for consideration consisting of the assumption of $425 million of debt, which was immediately paid off on the closing date, $462.5 million of cash and the issuance of 9.8 million Operating Partnership units to a subsidiary of MGM. The real estate assets related to MGM National Harbor were leased by the Landlord to the Tenant via an amendment to the Master Lease. As a result, the initial rent under the Master Lease increased by $95 million, $85.5 million of which relates to the base rent for the initial term and the remaining $9.5 million of which relates to the percentage rent. See Note 5 for further discussion of the Master Lease.
The MGM National Harbor Transaction was accounted for as a transaction between entities under common control, and therefore the Company recorded the MGM National Harbor real estate assets at the carryover value of $1.18 billion from MGM. In addition, the Operating Partnership was assigned ground leases for an approximate 23 acres underlying MGM National Harbor, which the terms extends through 2082. Under the terms of the Master Lease, the Tenant is responsible for the rent payments related to the ground leases during the term of the Master Lease.
Borgata Transaction.
On August 1, 2016, MGM completed the acquisition of Boyd Gaming Corporation’s ownership interest in Borgata. Concurrently, MGM, MGP, the Operating Partnership, the Landlord and the Tenant completed the transfer of the real estate assets related to Borgata, located at Renaissance Pointe in Atlantic City, New Jersey, from a subsidiary of MGM to the Landlord (the “Borgata Transaction”). A subsidiary of MGM operates Borgata. The consideration that was paid by MGP to a subsidiary of MGM consisted of 27.4 million newly issued Operating Partnership units and the assumption by the Operating Partnership of $545 million of indebtedness from such subsidiary of MGM. The real estate assets related to Borgata were leased by the Landlord to the Tenant via an amendment to the Master Lease. As a result, the initial rent under the Master Lease increased by $100 million, $90 million of which relates to the base rent for the initial term and the remaining $10 million of which relates to the percentage rent. Following the closing of the Borgata Transaction, the base rent under the Master Lease became $585 million for the initial term and the percentage rent became $65 million. See Note 5 for further discussion of the Master Lease.